UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  X ];  Amendment Number:   4
     This Amendment  (Check only one.): [ X ] is a restatement.
                                   [    ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     The Putnam Advisory Company, Inc.
Address:  One Post Office Square
          Boston, MA  02109


Form 13F File Number:    28 - 92

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Hachey
Title:    Assistant Vice President and Regulatory Compliance
Counsel
Phone:    (617) 760-8235

Signature, Place and Date of Signing:

 /s/ Andrew J. Hachey                                  Boston,
MA________________              _1/24/2000__
                  [Signature]
[City, State]                       [Date]

Report Type    (Check only one.):

[    ]    13F HOLDINGS REPORT.  (Check here if all holdings of
     this reporting manager are reported in this report.)

[ X ]     13F NOTICE.   (Check here if no holdings reported are
     in this report, and all holdings are reported by other reporting manager (s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of
     the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
     (s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name

     28 - 90                      Putnam Investment Management,
     Inc.